Dana Klein Senior Vice President Associate General Counsel Assistant Secretary		One Dave Thomas Boulevard P.O. Box 256 Dublin, OH 43017 614-764-3228 fax: 614-764-3243 dana_klein@wendys.com

March 3, 2006

United States Securities and Exchange

    Commission

100 F Street, NE

Washington, D.C. 20549

Dear Sir or Madam:

RE:	Form 10-K of Wendy’s International, Inc.

I am transmitting for filing the Form 10-K of Wendy’s International, Inc. (the “Company”) for the year ended January 1, 2006. The Company’s financial statements do not reflect a change in accounting principles or practices, or in the method of applying such principles or practices, from the preceding year.

Please contact me at the numbers set forth above if you have any questions.

Sincerely yours,

/s/ Dana Klein

Dana Klein

Senior Vice President,

Associate General Counsel and

Assistant Secretary

Enclosures